Capital and other reserves (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Schedule of Reserves Within Equity

(CHF in millions)	6/30/2023	12/31/2022

Share premium	756.9	756.9
Legal reserves	38.8	33.8
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	330.3	321.8
Capital reserves	1,118.6	1,105.1
Exchange differences	(3.8)	(1.0)
Actuarial gains and losses	0.2	1.3
Taxes on actuarial gains and losses	—	(0.2)
Other reserves	(3.7)	—